Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

The following table sets forth certain information with respect to the Company’s financial performance and the compensation paid to our PEO and other Named Executive Officers for the fiscal years ended on December 31, 2025, 2024 and 2023, in accordance with the SEC disclosure requirements for a smaller reporting company as set forth in Item 402(v)(8) of Regulation S-K.

Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(1)(5)	Average Summary Compensation Table Total for Non-PEO NEOs(2)	Average Summary Compensation Actually Paid to Non-PEO NEOs(2)(5)	Value of Initial Fixed $100 Investment Based on:	Net Income (Loss)(4)
					Total Shareholder Return(3)
2025	$982,334	$982,334	$505,635	$505,635	$0.01	$(31,548,988)
2024	$536,775	$536,775	$419,897	$419,897	$0.05	$(17,426,412)
2023	$993,967	$993,967	$858,700	$858,700	$0.62	$(31,296,787)

____________

(1)      The name of the PEO reflected in these columns for each of the applicable fiscal year is Mr. Gregory Poilasne.

(2)      The names of each of the non-PEO Named Executive Officers reflected in these columns for each applicable fiscal year are: (i) Mr. Ted Smith; and (ii) Mr. David G. Robson.

(3)      The Company total shareholder return (“TSR”) reflected in this column for each applicable fiscal year is calculated based on a fixed investment of $100 at the applicable measurement point on the same cumulative basis as is used in Item 201(e) of Regulation S-K.

(4)      Represents the amount of net income (loss) reflected in the Company’s audited GAAP financial statements for each applicable fiscal year.

(5)      For each fiscal year included in this table, the ‘compensation actually paid’ to the PEO and the Non-PEO NEOs reflects the total compensation amounts reported in the Summary Compensation Table for the applicable fiscal year, computed in accordance with Item 402(v) of Regulation S-K:

Compensation actually paid to the PEO for the respective fiscal years reported is calculated as follows:

	Fiscal Year 2025	Fiscal Year 2024	Fiscal Year 2023
Total compensation reported in Summary Compensation Table	$982,334	$536,775	$993,967
Less, Grant date fair value of stock and option awards reported in the Summary Compensation Table	(461,084)	—	(664,821)
Plus, Year-end fair value of awards granted in the covered fiscal year that are outstanding and unvested	—	—	—
Plus, Change in fair value of awards granted in prior years that are outstanding and unvested (from prior year-end to year-end)	—	—	—
Plus, Vesting date fair value of awards granted in the covered fiscal year that vested in that year	461,084	—	664,821
Plus, Change in fair value of awards granted in prior years that vested in the covered fiscal year (from prior year-end to vesting date)	—	—	—
Less, Prior year-end fair value of awards granted in prior years that were forfeited during the covered Fiscal Year	—	—	—
Total adjustments	$—	$—	$—
Compensation Actually Paid to PEO	$982,334	$536,775	$993,967

Compensation actually paid on average to our non-PEO NEOs for the respective fiscal years reported is calculated as follows:

	Fiscal Year 2025	Fiscal Year 2024	Fiscal Year 2023
Average Total Compensation Reported in Summary Compensation Table	$505,635	$419,897	$858,700
Less, Average grant date fair value of stock and option awards reported in the Summary Compensation Table	(152,299)	—	(152,299)
Plus, Average year-end fair value of awards granted in the covered fiscal year that are outstanding and unvested	—	—	—
Plus, Average change in fair value of awards granted in prior years that are outstanding and unvested (from prior year-end to year-end)	—	—	—
Plus, Average vesting date fair value of awards granted in the covered fiscal year that vested in that year	152,299	—	152,299
Plus, Average change in fair value of awards granted in prior years that vested in the covered fiscal year (from prior year-end to vesting date)	—	—	—
Less, Average prior year-end fair value of awards granted in prior years that were forfeited during the covered fiscal year	—	—	—
Total adjustments	$—	$—	$—
Average Compensation Actually Paid to Non-PEO, NEOs	$505,635	$419,897	$858,700

Named Executive Officers, Footnote		The names of each of the non-PEO Named Executive Officers reflected in these columns for each applicable fiscal year are: (i) Mr. Ted Smith; and (ii) Mr. David G. Robson.
PEO Total Compensation Amount	[1]	$ 982,334	$ 536,775	$ 993,967
PEO Actually Paid Compensation Amount	[1],[2]	$ 982,334	536,775	993,967
Adjustment To PEO Compensation, Footnote

Compensation actually paid to the PEO for the respective fiscal years reported is calculated as follows:

	Fiscal Year 2025	Fiscal Year 2024	Fiscal Year 2023
Total compensation reported in Summary Compensation Table	$982,334	$536,775	$993,967
Less, Grant date fair value of stock and option awards reported in the Summary Compensation Table	(461,084)	—	(664,821)
Plus, Year-end fair value of awards granted in the covered fiscal year that are outstanding and unvested	—	—	—
Plus, Change in fair value of awards granted in prior years that are outstanding and unvested (from prior year-end to year-end)	—	—	—
Plus, Vesting date fair value of awards granted in the covered fiscal year that vested in that year	461,084	—	664,821
Plus, Change in fair value of awards granted in prior years that vested in the covered fiscal year (from prior year-end to vesting date)	—	—	—
Less, Prior year-end fair value of awards granted in prior years that were forfeited during the covered Fiscal Year	—	—	—
Total adjustments	$—	$—	$—
Compensation Actually Paid to PEO	$982,334	$536,775	$993,967

Non-PEO NEO Average Total Compensation Amount	[3]	$ 505,635	419,897	858,700
Non-PEO NEO Average Compensation Actually Paid Amount	[2],[3]	$ 505,635	419,897	858,700
Adjustment to Non-PEO NEO Compensation Footnote

Compensation actually paid on average to our non-PEO NEOs for the respective fiscal years reported is calculated as follows:

	Fiscal Year 2025	Fiscal Year 2024	Fiscal Year 2023
Average Total Compensation Reported in Summary Compensation Table	$505,635	$419,897	$858,700
Less, Average grant date fair value of stock and option awards reported in the Summary Compensation Table	(152,299)	—	(152,299)
Plus, Average year-end fair value of awards granted in the covered fiscal year that are outstanding and unvested	—	—	—
Plus, Average change in fair value of awards granted in prior years that are outstanding and unvested (from prior year-end to year-end)	—	—	—
Plus, Average vesting date fair value of awards granted in the covered fiscal year that vested in that year	152,299	—	152,299
Plus, Average change in fair value of awards granted in prior years that vested in the covered fiscal year (from prior year-end to vesting date)	—	—	—
Less, Average prior year-end fair value of awards granted in prior years that were forfeited during the covered fiscal year	—	—	—
Total adjustments	$—	$—	$—
Average Compensation Actually Paid to Non-PEO, NEOs	$505,635	$419,897	$858,700

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	[4]	$ 0.01	0.05	0.62
Net Income (Loss)	[5]	$ (31,548,988)	(17,426,412)	(31,296,787)
PEO Name		Mr. Gregory Poilasne
PEO | Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(461,084)		(664,821)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		461,084		664,821
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(152,299)		(152,299)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		152,299		152,299
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount

[1]	The name of the PEO reflected in these columns for each of the applicable fiscal year is Mr. Gregory Poilasne.
[2]	For each fiscal year included in this table, the ‘compensation actually paid’ to the PEO and the Non-PEO NEOs reflects the total compensation amounts reported in the Summary Compensation Table for the applicable fiscal year, computed in accordance with Item 402(v) of Regulation S-K:

Compensation actually paid to the PEO for the respective fiscal years reported is calculated as follows:

	Fiscal Year 2025	Fiscal Year 2024	Fiscal Year 2023
Total compensation reported in Summary Compensation Table	$982,334	$536,775	$993,967
Less, Grant date fair value of stock and option awards reported in the Summary Compensation Table	(461,084)	—	(664,821)
Plus, Year-end fair value of awards granted in the covered fiscal year that are outstanding and unvested	—	—	—
Plus, Change in fair value of awards granted in prior years that are outstanding and unvested (from prior year-end to year-end)	—	—	—
Plus, Vesting date fair value of awards granted in the covered fiscal year that vested in that year	461,084	—	664,821
Plus, Change in fair value of awards granted in prior years that vested in the covered fiscal year (from prior year-end to vesting date)	—	—	—
Less, Prior year-end fair value of awards granted in prior years that were forfeited during the covered Fiscal Year	—	—	—
Total adjustments	$—	$—	$—
Compensation Actually Paid to PEO	$982,334	$536,775	$993,967

Compensation actually paid on average to our non-PEO NEOs for the respective fiscal years reported is calculated as follows:

	Fiscal Year 2025	Fiscal Year 2024	Fiscal Year 2023
Average Total Compensation Reported in Summary Compensation Table	$505,635	$419,897	$858,700
Less, Average grant date fair value of stock and option awards reported in the Summary Compensation Table	(152,299)	—	(152,299)
Plus, Average year-end fair value of awards granted in the covered fiscal year that are outstanding and unvested	—	—	—
Plus, Average change in fair value of awards granted in prior years that are outstanding and unvested (from prior year-end to year-end)	—	—	—
Plus, Average vesting date fair value of awards granted in the covered fiscal year that vested in that year	152,299	—	152,299
Plus, Average change in fair value of awards granted in prior years that vested in the covered fiscal year (from prior year-end to vesting date)	—	—	—
Less, Average prior year-end fair value of awards granted in prior years that were forfeited during the covered fiscal year	—	—	—
Total adjustments	$—	$—	$—
Average Compensation Actually Paid to Non-PEO, NEOs	$505,635	$419,897	$858,700

[3]	The names of each of the non-PEO Named Executive Officers reflected in these columns for each applicable fiscal year are: (i) Mr. Ted Smith; and (ii) Mr. David G. Robson.
[4]	The Company total shareholder return (“TSR”) reflected in this column for each applicable fiscal year is calculated based on a fixed investment of $100 at the applicable measurement point on the same cumulative basis as is used in Item 201(e) of Regulation S-K.
[5]	Represents the amount of net income (loss) reflected in the Company’s audited GAAP financial statements for each applicable fiscal year.